Segment reporting (Details) - Schedule of segments geographical area - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting (Details) - Schedule of segments geographical area [Line Items]
Revenues	S/ 3,946,482	S/ 3,146,405	S/ 4,085,004
Non-current assets	3,015,708	3,245,582	3,351,734
Peru [Member]
Segment reporting (Details) - Schedule of segments geographical area [Line Items]
Revenues	3,255,214	2,477,435	3,499,074
Non-current assets	2,757,633	2,892,369	2,992,173
Chile [Member]
Segment reporting (Details) - Schedule of segments geographical area [Line Items]
Revenues	585,317	514,907	344,169
Non-current assets	159,309	245,727	235,803
Colombia [Member]
Segment reporting (Details) - Schedule of segments geographical area [Line Items]
Revenues	105,951	151,876	241,761
Non-current assets	98,766	107,486	123,758
Mexico [Member]
Segment reporting (Details) - Schedule of segments geographical area [Line Items]
Revenues		S/ 2,187